Business Combinations Schedule of Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 28, 2013	Jun. 29, 2013 Spinal Modulation [Member]	Dec. 28, 2013 Spinal Modulation [Member]	Jun. 07, 2013 Spinal Modulation [Member]	Mar. 30, 2013 Cardiomems [Member]	Dec. 28, 2013 Cardiomems [Member]	Feb. 27, 2013 Cardiomems [Member]	Dec. 28, 2013 Patented Technology [Member]	Dec. 28, 2013 Patented Technology [Member] Spinal Modulation [Member]	Jun. 07, 2013 Patented Technology [Member] Spinal Modulation [Member]	Dec. 28, 2013 In Process Research and Development [Member]	Dec. 28, 2013 In Process Research and Development [Member] Spinal Modulation [Member]	Jun. 07, 2013 In Process Research and Development [Member] Spinal Modulation [Member]	Dec. 28, 2013 In Process Research and Development [Member] Cardiomems [Member]	Feb. 27, 2013 In Process Research and Development [Member] Cardiomems [Member]
Statement [Line Items]
Cash and cash equivalents			$ 25	$ 41		$ 14	$ 33
Other current assets			5	9		6	2
Goodwill, acquired during the period	407	82	82		83	83
Indefinite-lived intangible assets, excluding goodwill											60	45	45	63	63
Other intangible assets								54	7	7
Other long-term assets	2		1	1		2	2
Total assets	526		165	185		168	183
Current liabilities	13		5	6		7	13
Deferred income taxes, net			19	19		23	23
Other liabilities						4	5
Total liabilities			24	25		34	41
Noncontrolling interest			$ 104	$ 120		$ 68	$ 84